Annual Fund Operating Expenses - Retail - Vanguard Health Care Fund	May 28, 2021
Investor Shares
Operating Expenses:
Management Fees	0.30%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.32%
Admiral Shares
Operating Expenses:
Management Fees	0.26%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.27%